MAXIM SERIES FUND, INC.

Maxim Money Market Portfolio                         Maxim Bond Portfolio
Maxim U.S. Government Securities Portfolio           Maxim Stock Index Portfolio

                               (the "Portfolios")
                                ----------------
                             8515 East Orchard Road
                           Greenwood Village, CO 80111
                                 (800) -537-2033



This Prospectus describes four portfolios, one of which is an "Equity Portfolio" and three of which are "Debt Portfolios" (including the Money Market Portfolio). GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"), serves as investment adviser to each of the Portfolios. Several of the Portfolios are managed on a day-to-day basis by "Sub-Advisers" hired by MCM.



Each Portfolio is a series of the Maxim Series Fund, Inc. (the "Fund"). Each Portfolio operates as a separate mutual fund and has its own investment objectives and strategies.



The Fund is available only as an investment option for certain variable annuity contracts, variable life insurance policies and certain qualified retirement plans. Therefore you cannot purchase shares of the Portfolios directly; rather you must own a variable insurance contract or participate in a qualified retirement plan that makes one or more of the Portfolios available for investment.



This Prospectus contains important information about each Portfolio that you should consider before investing. Please read it carefully and save it for future reference.


This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.



                 The Securities and Exchange Commission has not
               approved or disapproved these securities or passed
                upon the accuracy or adequacy of this Prospectus.
            Any representation to the contrary is a criminal offense.



                   The date of this Prospectus is May 1, 2003.

                                    CONTENTS

The Portfolios at a Glance................................................3
         Maxim Money Market Portfolio.....................................3
         Maxim Bond Portfolios............................................5
         Maxim Stock Index Portfolio......................................9

Fees and Expenses........................................................12

Examples.................................................................12
..........
More Information About the Portfolios....................................13
         The Equity Portfolio............................................13
         The Debt Portfolios.............................................14
         The Money Market Portfolio......................................15

Other Investment Practices...............................................16

Management of the Portfolios.............................................17

Important Information About Your Investment..............................18

Financial Highlights.....................................................20

Additional Information...................................................25

                           THE PORTFOLIOS AT A GLANCE

The following information about each Portfolio is only a summary of important information you should know. More detailed information about the Portfolios' investment strategies and risks is included elsewhere in this Prospectus. Please read this prospectus carefully before investing in any of the Portfolios.

THE MAXIM MONEY MARKET PORTFOLIO

The investment objective for this Portfolio is to:

o Seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal investment strategies.  This Portfolio will:

o Invest in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

o Invest in high-quality, short-term debt securities. These securities will have a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") (or unrated securities of comparable quality).

o    Invest in securities which are only denominated in U.S. dollars.

The principal investment risks for this Portfolio include:

Possible loss of money
o You should know that an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible your shares could be worth less than $1.00 per share when you sell them. For example, the Portfolio could lose money if a security purchased by the Portfolio is downgraded and the Portfolio must sell the security at less than the cost of the security.

Interest rate risk
o The market value of a money market instrument is affected by changes in interest rates. Generally, the longer the maturity of a security, the greater is interest rate risk. When interest rates rise, the market value of money market instruments declines and when interest rates decline, market value rises. When interest rates rise, money market instruments which can be purchased by the Portfolio will have higher yields.

Credit Risk
o A money market instrument's value can be affected by changes in its credit quality rating or its issuer's financial conditions. An issuer may default on its obligation to pay principal and/or interest, potentially reducing the Portfolio's income level and share price. While the risk of default is generally considered remote for any securities guaranteed by the U.S. Government, not all the Portfolio's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them and corporate debt securities carry no guarantee. Also, any guarantees on securities the Portfolio owns do not extend to shares of the Portfolio itself.

Other Risks
o When the Portfolio is extensively invested in securities with high credit quality such as instruments issued by the U.S. Government or its agencies, its yield may be lower than the yield would be if the Portfolio were more extensively invested in other types of money market instruments.


Portfolio Performance Data

The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1993     2.81%
1994     3.80%
1995     5.62%
1996     5.04%
1997     5.24%
1998     5.15%
1999     4.81%
2000     6.07%
2001     3.80%
2002     1.40%

During the periods shown in the chart for the Maxim Money Market Portfolio, the highest return for a quarter was 1.55% (quarter ending September, 2000) and the lowest return for a quarter was 0.32% (quarter ending December, 2002).

The average annual total return for the one year, five years and ten years for the period ended December 31, 2002:

                                         One Year      Five Years      Ten Years
Maxim Money Market Portfolio             1.40%         4.23%           4.36%

The inception date for the Maxim Money Market Portfolio was February 25, 1982.

Yield
Yield and effective yield will fluctuate and may not provide a basis for comparison with bank deposits, other mutual funds or other investments which are insured or pay a fixed yield for a stated period of time. Yields are based on past results and are not an indication of future performance. The yield figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

As of December 31, 2002, the Money Market Portfolio's 7-day yield and its effective yield were:

                                           7-Day Yield         Effective Yield
Maxim Money Market Portfolio                  1.03%                  1.08%

MAXIM BOND PORTFOLIOS

Maxim U.S. Government Securities Portfolio

The investment objective of this Portfolio is to:

o Seek the highest level of return consistent with preservation of capital and substantial credit protection.

Principal investment strategies.   This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Focus on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

o Invest in private mortgage pass-through securities and collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

o Invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.S. Government) representing individual interests in pools of these types of U.S. Treasury securities.

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions. o An issuer may default on its obligation to pay principal and/or interest.

Prepayment Risk
o When homeowners prepay their mortgages in response to lower interest rates, the Portfolio may be required to reinvest the proceeds at the lower interest rates then available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1993  9.35%
1994  -3.20%
1995  16.09%
1996  3.92%
1997  8.51%
1998  7.24%
1999  0.30%
2000  10.58%
2001  7.07%
2002   9.81%

During the periods shown in the chart for the Maxim U.S. Government Securities Portfolio, the highest return for a quarter was 5.20% (quarter ending June, 1995) and the lowest return for a quarter was -2.70% (quarter ending March,
1994).

The average annual total return for one year, five years, and ten years for the period ended December 31, 2002:

                                  One Year       Five Years      Ten Years
Maxim U.S. Government
Securities Portfolio                9.81%          6.94%           6.84%
Lehman Aggregate Bond Index        10.26%          7.55%           7.51%

The inception date for the Maxim U.S. Government Securities Portfolio was April 8, 1985.

The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.


Maxim Bond Portfolio

The investment objective of this Portfolio is to:

o Seek maximum total return consistent with preservation of capital.

Principal investment strategies.  This Portfolio will:

o Under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

o    Select securities based on relative value, maturity, quality and sector.

o Invest in securities with various maturities but maintain a weighted average maturity of 2 to 10 years. The weighted average maturity (also known as weighted average life) of a security takes into consideration the impact of prepayments on the length of time the security will be outstanding and typically indicates an actual maturity that is shorter than the maturity date stated on the face of the instrument. Average life is the weighted average period over which MCM expects the principal to be paid, and differs from stated maturity in that average life estimates the effect of expected principal prepayments, sinking funds and call provisions. Securities without prepayment, sinking funds or call provisions generally have an average life equal to their stated maturity.

o Invest up to 40% of its total assets in foreign securities, with no more than 20% in non-U.S. dollar denominated foreign debt. No more than 25% of total assets may be invested in securities of issuers located in a single country, (other than the U.S).

The principal investment risks for this Portfolio include:

Interest Rate Risk
o The market value of a debt security is affected significantly by changes in interest rates. When interest rates rise, the security's market value declines and when interest rates decline, market value rises. The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.
o Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. It is not necessarily equal to maturity. Duration is expected to provide a better measure of interest rate sensitivity than maturity. The average maturity is expected to be longer than the weighted average duration since maturity measures the average final payable dates of debt instruments, while duration measures the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Credit Risk
o A bond's value can also be affected by changes in its credit quality rating or its issuer's financial conditions. o An issuer may default on its obligation to pay principal and/or interest.

Foreign Risk
o Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments and can perform differently than the U.S. market. As a result, foreign securities subject the Portfolio to greater risk of potential loss than U.S. securities. In addition, emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

Liquidity Risk
o The fixed income securities in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

Portfolio Turnover Risk
o The portfolio turnover rate for this Portfolio in 2002 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by shareholders).

Possible Loss of Money
o When you sell your shares of the Portfolio, they could be worth less than what you paid for them.

Portfolio Performance Data
The bar chart and table below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year
[OBJECT OMITTED]
1993  8.56%
1994  -2.36%
1995  15.21%
1996  4.26%
1997  7.07%
1998  6.65%
1999  -0.27%
2000  7.55%
2001  7.09%
2002   9.07%

During the periods shown in the chart for the Maxim Bond Portfolio, the highest return for a quarter was 5.75% (quarter ending June, 1995) and the lowest return for a quarter was -2.16% (quarter ending March, 1994).

The average annual total return for one, five, and ten years for the period ended December 31, 2002:

                                         One Year      Five Years      Ten Years
Maxim Bond Portfolio                       9.07%         5.97%           6.18%
Lehman Aggregate Bond Index               10.26%         7.55%           7.51%
Lehman Intermediate Government/Credit
Bond Index                                 9.84%         7.48%           7.08%

The inception date for the Maxim Bond Portfolio was February 25, 1982. It is no longer available for new investment.

The Lehman Intermediate Government/Credit Bond Index is comprised of U.S. Government issued and investment-grade or better, dollar-denominated, publicly issued corporate bonds with 1-10 years remaining until maturity. The Lehman Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities having a final maturity of greater than one year that are traded on U.S. financial markets.

Maxim STOCK INDEX Portfolio (Sub-Adviser: BNY Investment Advisors)

The investment objective of this Portfolio is to:

o Seek investment results that track the total return of the common stocks that comprise its benchmark index.

Principal investment strategies.   The Portfolio will:

o Invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of its Benchmark Index:

         PORTFOLIO                                      BENCHMARK INDEX

Maxim Stock Index Portfolio                   Standard & Poor's (S&P) 500
                                              Composite Stock Price Index and
                                              S&P MidCap 400 Index, weighted
                                              according to their pro rata
                                              share of the market

S&P is not a sponsor of, or in any other way endorsed, sold, promoted by or affiliated with, the Portfolio, Maxim Series Fund or BNY Investment Advisors.

o Seek investment results that track the total return of the common stocks that comprise the Benchmark Index by owning the securities contained in each index in as close as possible a proportion of the Portfolio as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the relevant index and options on futures contracts, and Exchange Traded Funds ("ETFs") that seek to track the relevant index.

The principal investment risks for the Portfolio include:

Index Risk
o It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. As a result, it is possible that the Portfolio could have poor investment results even if it is closely tracking the return of the Benchmark Index because the adverse performance of a particular stock normally will not result in eliminating the stock from the Portfolio. The Portfolio will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the portfolio's securities will not be sold except to reflect additions or deletions of the stocks that comprise the Benchmark Index, or as may be necessary to raise cash to pay Portfolio shareholders who sell Portfolio shares.

Investment Style Risk
o There is a possibility that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Tracking Error Risk
o Several factors will affect the Portfolio's ability to track precisely the performance of its Benchmark Index. For example, unlike Benchmark Index, which is merely an unmanaged groups of securities, the Portfolio has operating expenses custody and other expenses (for example, management fee and accounting costs) and those expenses will reduce the Portfolio's total return. In addition, the Portfolio may own less than all the securities of the Benchmark Index, which also may cause a variance between the performance of the Portfolio and its Benchmark Index.

Stock Market Risk
o Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, industry sector of the economy or the market as a whole.

Issuer Risk
o The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Derivative Risk
o When using futures contracts on market indexes, options on the futures contracts and ETFs, there is a risk that the change in value of the securities included on the index and the price of a futures contract will not match. There is also a risk that the Portfolio would be unable to sell a futures contract when it wishes to due to possible illiquidity of those instruments. Also, there is the risk that use of these types of derivative techniques could cause the Portfolio to lose more money than if it had actually purchased the underlying securities. This is because derivatives magnify gains and losses.
o Derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

Non-Diversification Risk
o When the Benchmark Index becomes less diversified, the Portfolio which tracks that index similarly becomes less diversified. This means that a greater percentage of the Portfolio's assets may be invested in securities of a smaller number of issuers including issuers primarily within the same industry or economic sector. As a result, the Portfolio's securities may be more susceptible to any single economic, political or regulatory event affecting those issuers.

Concentration Risk
o When the Benchmark Index concentrates in an industry or group of industries, the Portfolio which tracks that index will concentrate its investments to approximately the same extent as the Benchmark Index. This means that a greater percentage of the Portfolio's assets may be invested in securities of issuers within the same industry or group of industries. As a result, the Portfolio's performance becomes particularly sensitive to changes in the value of securities in the industries or group of industries in which it concentrates.

Possible Loss of Money
o When you sell your shares of any of the Portfolio, they could be worth less than what you paid for them.


Portfolio Performance Data
The bar charts and tables below provide an indication of the risk of investment in the Portfolio by showing changes in the Portfolio's performance for the last ten full calendar years and comparing its average annual total return to the performance of a broad based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures include the effect of the Portfolio's recurring expenses, but do not include fees and expenses of any variable insurance product. If those charges were reflected, the performance shown would have been lower.

Year-by-Year

[OBJECT OMITTED]
1993  9.84%
1994  0.14%
1995  35.60%
1996  21.81%
1997  32.20%
1998  26.79%
1999  19.73%
2000  -7.94%
2001 -11.63%
2002 -21.94%

During the periods shown in the chart for the Maxim Stock Index Portfolio, the highest return for a quarter was 21.71% (quarter ending December, 1998) and the lowest return for a quarter was -17.31% (quarter ending September, 2002).

The average annual total return for one year, five years and ten years for the period ended December 31, 2002:

                                 One Year         Five Years         Ten Years
Stock Index Portfolio             -21.94%           -0.73%             8.76%
S&P 500 Index                     -22.10%           -0.58%             9.35%
S&P MidCap 400 Index              -14.51%           6.40%             11.95%

The inception date for the Maxim Stock Index Portfolio was February 25, 1982.

The S&P 500 Index is comprised of the stocks that make up the S&P 500 and trade on the NYSE, the AMEX, or the NASDAQ over-the-counter market. It is generally acknowledged that the S&P 500 broadly represents the performance of the 500 largest companies by market capitalization in various diversified sectors of the market that have publicly traded common stocks in the United States. The S&P MidCap 400 Index is comprised of 400 stocks representing the middle tier of stock market capitalization companies compiled by the Standard & Poor's Corporation of companies having a weighted market capitalization averaging $3.4 billion.














                     [This space intentionally left blank.]

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.1,2

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)

------------------------------ ----------------- ---------------- ------------------ ---------------
                                    Maxim          Maxim Bond        Maxim U.S.       Maxim Stock
                                    Money                              Gov't.             Index
                                    Market                           Securities
------------------------------ ----------------- ---------------- ------------------ ---------------
------------------------------ ----------------- ---------------- ------------------ ---------------
Management Fees                     0.46%             0.60%             0.60%            0.60%
------------------------------ ----------------- ---------------- ------------------ ---------------
------------------------------ ----------------- ---------------- ------------------ ---------------
Distribution (12b-1) Fees            NONE             NONE              NONE              NONE
------------------------------ ----------------- ---------------- ------------------ ---------------
------------------------------ ----------------- ---------------- ------------------ ---------------
Other Expenses                      0.00%             0.00%             0.00%            0.00%
------------------------------ ----------------- ---------------- ------------------ ---------------
------------------------------ ----------------- ---------------- ------------------ ---------------
Total Annual Portfolio
Operating Expenses                  0.46%             0.60%             0.60%            0.60%
------------------------------ ----------------- ---------------- ------------------ ---------------

1 Investors who purchase the Portfolios through variable insurance contracts will be subject to additional fees and charges at the contract level which are not disclosed in this Prospectus. 2 The expenses shown for all Portfolios are for the fiscal year ended December 31, 2002. Current or future expenses may be greater or less than those presented.


                                    Examples

These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio                                 1 Year         3 Years          5 Years         10 Years
Maxim Money Market                        $47            $149             $261            $593
Maxim Bond                                $62            $194             $340            $774
Maxim U.S. Government Securities          $62            $194             $340            $774
Maxim Stock Index                         $62            $194             $340            $774

                      MORE INFORMATION ABOUT THE PORTFOLIOS

 -------------------------------------------------------------------------------
        Some of the Portfolios are managed by sub-advisers which manage other mutual funds having similar names and investment
        objectives. While some of the Portfolios may be similar to, and may in fact be modeled after, other mutual funds, you should understand that the Portfolios are not otherwise directly related to any other mutual funds. Consequently, the investment
        performance of other mutual funds and any similarly-named
        Portfolio may differ substantially.
 -------------------------------------------------------------------------------

Each Portfolio follows a distinct set of investment strategies. One Portfolio is considered to be an "Equity Portfolio" because it invests primarily in equity securities (mostly common stocks). Three Portfolios (including the Money Market Portfolio) are considered to be "Debt Portfolios" because they invest primarily in debt securities (mostly bonds). All percentage limitations relating to the Portfolios' investment strategies are applied at the time a Portfolio acquires a security.

Equity Portfolio

The Maxim Stock Index Portfolio will normally invest at least 80% of its assets in equity securities. Therefore, as an investor in an Equity Portfolio, the return on your investment will be based primarily on the risks and rewards of equity securities.

Common stocks represent partial ownership in a company and entitle stockholders to share in the company's profits (or losses). Common stocks also entitle the holder to share in any of the company's dividends. The value of a company's stock may fall as a result of factors which directly relate to that company, such as lower demand for the company's products or services or poor management decisions. A stock's value may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company's stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in company's financial condition or progress.

As a general matter, other types of equity securities, including preferred stock and convertible securities, are subject to many of the same risks as common stocks.

The Portfolio may invest in common stocks and other equity securities of U.S. and foreign companies. Equity investments in foreign companies present special risks and other considerations - these are discussed below under "Foreign Securities" on page 16

The Portfolio may invest in money market instruments and other types of debt securities, either as a cash reserve or for other appropriate reasons. Debt securities are discussed below under "Debt Securities." The Portfolio may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page 16.

Index Portfolios
The Maxim Stock Index Portfolio is an Index Portfolio. This means it is not actively managed, but is designed to track the performance of its Benchmark Index. The Benchmark Index is described below:

The S&P 500 Composite Stock Price Index (the "S&P 500") is a widely recognized, unmanaged, market-value weighted index of 500 stock prices. The stocks which make up the S&P 500 trade on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System. It is generally acknowledged that the S&P 500 broadly represents the performance of publicly traded common stocks in the United States.

The S&P MidCap 400 Index (the "S&P 400") is a widely recognized, unmanaged market capitalization weighted index of 400 stocks representing the mid-range in terms of tradable market value of the U.S. equity market.

**Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "S&P 400 MidCap Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Company. Maxim Series Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in Maxim Series Fund.

The S&P 500 and S&P 400 Index are sponsored by Standard & Poor's which is responsible for determining which stocks are represented on the indices.

The Portfolio is not endorsed, sold or promoted by the sponsor of the Benchmark Index (the "Sponsor"), and the Sponsor is not an affiliate or a sponsor of the Fund, the Portfolio or MCM. The Sponsor is not responsible for and does not participate in the operation or management of the Portfolio, nor does it guarantee the accuracy or completeness of the Benchmark Index or the data therein. Inclusion of a stock in a Benchmark Index does not imply that it is a good investment.

Total returns for the S&P 500, and S&P 400 Indices assume reinvestment of dividends, but do not include the effect of taxes, brokerage commissions or other costs you would pay if you actually invested in those stocks.

Advantages of Index Portfolios
Index portfolios typically have the following characteristics:

o Variety of investments. Index portfolios generally invest in a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index portfolios usually do not perform dramatically better or worse than their benchmarks.
o Low cost. Index portfolios are inexpensive to run compared with actively managed portfolios. They have no research costs and keep trading activity - and thus brokerage commissions and other transaction costs - to a minimum.

Compared with actively managed portfolios, most index portfolios have lower turnover rates and lower capital gains distributions. However, from time to time, some index portfolios may pay out higher-than-expected taxable distributions. This is because index portfolios must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index portfolio to sell securities that have appreciated in value, and thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

Debt Portfolios

Each of the Debt Portfolios will normally invest at least 80% of its assets in debt securities. Therefore, as an investor in Debt Portfolios, the return on your investment will be based primarily on the risks and rewards of debt securities or bonds. Bonds include debt securities of all types excluding money market instruments. Examples of bonds include, but are not limited to, corporate debt securities (including notes), asset-backed securities, securities issued by the U.S. Government and its agencies, and mortgage pass-through securities and collateralized mortgage obligations issued by both government agency and private issuers. Bond issuers may be foreign corporations or governments as limited in each Portfolio's investment strategies. In addition to bonds, debt securities also include money market instruments. The Debt Portfolios include:

 o  Maxim Bond Portfolio           o  Maxim U.S. Government Securities Portfolio
 o  Maxim Money Market Portfolio

Bonds are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. In general, bond prices rise when interest rates fall, and vice versa. Bonds have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "interest rate risk."

Debt obligations are rated based on their estimated credit risks by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

The lower a bond's quality, the more it is subject to credit risk and interest rate risk and the more speculative it becomes.

Investment grade securities are those rated in one of the four highest rating categories by S&P or Moody's or, if unrated, are judged to be of comparable quality. Debt securities rated in the fourth highest rating categories by S&P or Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in the higher rating categories. Money market instruments are short-term debt securities of the highest investment grade quality. They are discussed separately below under "Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies."

Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value. The following Portfolio may invest in below investment grade debt securities: Maxim Bond Portfolio.

The Debt Portfolios may invest in bonds of U.S. and foreign issuers. Investments in foreign securities present special risks and other considerations - these are discussed below under "Foreign Securities" on page 16

While the Debt Portfolios intend to principally invest in bonds, they may make other types of investments. For example, some of the Debt Portfolios may invest a portion of their assets in equity securities. Equity securities are discussed above under "Equity Portfolios." Each of the Debt Portfolios may invest in derivatives in order to hedge against market risk or reduce interest rate or credit risk. Derivatives are discussed below under "Derivatives" on page 16

Money Market Portfolio, Money Market Instruments and Temporary Investment Strategies

The Maxim Money Market Portfolio invests exclusively in money market instruments as its investment strategy. Therefore, the value of your investment in the Maxim Money Market Portfolio will be determined exclusively by the rewards and risks relating to money market instruments.

Money market instruments include a variety of short-term debt securities, usually with a maturity of less than 13 months. Some common types of money market instruments include Treasury bills and notes, which are securities issued by the U.S. Government, commercial paper, which is a promissory note issued by a company, bankers' acceptances, which are credit instruments guaranteed by a bank, and negotiable certificates of deposit, which are issued by banks in large denominations.

The U.S. Government guarantee of the securities owned by the Portfolio does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

The manager of the Maxim Money Market Portfolio selects securities with a rating in one of the two highest rating categories for short-term debt obligations by at least one nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poor's Corporation (or unrated securities of comparable quality).

Except as permitted under Rule 2a-7 of the 1940 Act, the Portfolio will not purchase a security if, as a result, more than 5% of its total assets would be invested in securities of a single issuer. Under Rule 2a-7, the 5% limit, among other things, does not apply to purchases of U.S. Government issued securities or securities subject to certain types of guarantees.

Temporary Investment Strategies
In addition to the Money Market Portfolio, the other Portfolios each may hold cash or cash equivalents and may invest in money market instruments as deemed appropriate by MCM or the Portfolio's sub-adviser. Each non-Money Market Portfolio may invest up to 100% of its assets in money market instruments as deemed necessary by MCM, or the Portfolio's sub-adviser, for temporary defensive purposes to respond to adverse market, economic or political conditions, or as a cash reserve. Should a Portfolio take this action, it may not achieve its investment objective.

                           OTHER INVESTMENT PRACTICES

Foreign Securities

None of the Portfolios pursue investment in foreign securities as their principal investment strategy. However, many of the other Portfolios may, in a manner consistent with their respective investment objective and policies, invest in foreign securities. Accordingly, as an investor in these Portfolios, you also should be aware of the risks associated with foreign securities investments.

Debt and equity securities of foreign companies and governments generally have the same risk characteristics as those issued by the U.S. government and U.S. companies. In addition, foreign investments present other risks and considerations not presented by U.S. investments. Investments in foreign securities may cause a Portfolio to lose money when converting investments from foreign currencies into U.S. dollars due to unfavorable currency exchange rates.

Investments in foreign securities also subject a Portfolio to the adverse political or economic conditions of the foreign country. These risks increase in the case of "emerging market" countries which are more likely to be politically and economically unstable. Foreign countries, especially emerging market countries, may prevent or delay a Portfolio from selling its investments and taking money out of the country. In addition, foreign securities may not be as liquid as U.S. securities which could result in a Portfolio being unable to sell its investments in a timely manner. Foreign countries, especially emerging market countries, also have less stringent investor protection, disclosure and accounting standards than the U.S. As a result, there is generally less publicly available information about foreign companies than U.S. companies.

The Portfolios which may invest in foreign securities have some exposure to foreign markets. This exposure will be minimized to the extent these Portfolios invest primarily in securities of U.S. issuers.

ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are traded freely on U.S. exchanges or in the U.S. over-the-counter market. ADRs can be issued under different types of ADR programs, and, as a result, some ADRs may not be registered with the SEC.

ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English.

Derivatives

Each Portfolio, other than the Maxim Money Market Portfolio, can use various techniques to increase or decrease its exposure to changing security prices, currency exchange rates, or other factors that affect security values. These techniques are also referred to as "derivative" transactions.

Derivatives are financial instruments designed to achieve a certain economic result when an underlying security, index, interest rate, commodity, or other financial instrument moves in price. Derivatives may be used by the Portfolios to hedge investments or manage interest or currency-sensitive assets. The Maxim Stock Index Portfolio may purchase and sell derivative instruments (futures contracts on the Benchmark Index and options thereon) as part of its principal investment strategy. The other Portfolios which may enter into derivative transactions will do so only to protect the value of its investments and not for speculative purposes. Derivatives can, however, subject a Portfolio to various levels of risk. There are four basic derivative products: forward contracts, futures contracts, options and swaps.

Forward contracts commit the parties to buy or sell an asset at a time in the future at a price determined when the transaction is initiated. They are the predominant means of hedging currency or commodity exposures. Futures contracts are similar to forwards but differ in that (1) they are traded through regulated exchanges, and (2) are "marked to market" daily.

Options differ from forwards and futures in that the buyer has no obligation to perform under the contract. The buyer pays a fee, called a premium, to the seller, who is called a writer. The writer gets to keep the premium in any event but must deliver (in the context of the type of option) at the buyer's demand. Caps and floors are specialized options which enable floating-rate borrowers and lenders to reduce their exposure to interest rate swings for a fee.

A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as defined by the parties.

Derivatives involve special risks. If MCM or a sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Thus, it is possible for a Portfolio to lose more than its original investment in a derivatives transactions. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Derivative transactions may not always be available and/or may be infeasible to use due to the associated costs.

Other Risk Factors Associated with the Portfolios

As a mutual fund, each Portfolio is subject to market risk. The value of a Portfolio's shares will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the securities held by the Portfolio.

No Portfolio should be considered to be a complete investment program by itself. You should consider your own investment objectives and tolerance for risk, as well as your other investments when deciding whether to purchase shares of any Portfolio.

A complete listing of the Portfolios' investment limitations and more detailed information about their investment practices are contained in the Statement of Additional Information.


                          MANAGEMENT OF THE PORTFOLIOS

MCM provides investment advisory, accounting and administrative services to the Fund. MCM's address is 8515 East Orchard Road, Greenwood Village, Colorado 80111. MCM provides investment management services for mutual funds and other investment portfolios representing assets of over $7.1 billion. MCM and its affiliates have been providing investment management services since 1969.

The management fees paid to MCM for the last fiscal year are as follows:

         Portfolio                              Percentage of Average Net Assets
Maxim Money Market                                          0.46%
Maxim Bond                                                  0.60%
Maxim U.S. Government Securities                            0.60%
Maxim Stock Index                                          0.60%

For those Portfolios that are `directly' advised by MCM (i.e., without the assistance of a sub-adviser), namely the Maxim Money Market, Maxim Bond and Maxim U.S. Government Securities Portfolios, MCM uses teams of professionals to manage the assets of those Portfolios. Each Portfolio has a separate team and all of the members of the team are jointly and primarily responsible for the day-to-day management of their respective Portfolios. The teams meet regularly to review Portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a Portfolio as they see fit, guided by the Portfolio's investment objective and strategy.

Sub-Advisers

The Fund operates under a manager-of-managers structure under an order issued by the Securities and Exchange Commission ("SEC"). The current order permits MCM to hire or amend sub-advisory agreements without shareholder approval. This means MCM is responsible for monitoring each sub-adviser's performance through quantitative and qualitative analysis and will periodically report to the Board as to whether each sub-adviser's agreement should be renewed, terminated or modified.

The Fund will furnish to shareholders of the applicable Portfolios all information about a new sub-adviser or sub-advisory agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by a change in any sub-adviser or any proposed material change in a sub-advisory agreement. The Fund will meet this requirement by providing shareholders of the applicable Portfolios with an information statement. With respect to a newly retained sub-adviser, or a change in a sub-advisory agreement, this information statement will be provided to shareholders of the applicable Portfolios a maximum of ninety (90) days after the addition of the new sub-adviser or the implementation of any material change in a sub-advisory agreement. The information statement will also meet the requirements of Regulation 14C and Schedules 14A and 14C under the Securities Exchange Act of 1934.

MCM will not enter into a sub-advisory agreement with any sub-adviser that is an affiliated person, as defined in Section 2(a)(3) of the Investment Company Act, of the Fund or MCM other than by reason of serving as a sub-adviser to one or more Portfolios without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the applicable Portfolio. Currently, there are no sub-advisers who are affiliated persons with MCM.

For those Portfolios for which MCM has entered into an agreement with a sub-adviser, the sub-adviser is responsible for the daily management of the Portfolio and for making decisions to buy, sell or hold any particular security. Each sub-adviser bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of a Portfolio. MCM, in turn, pays sub-advisory fees to each sub-adviser for its services. The following sub-advisers provide services for the Portfolios indicated:

BNY Investment Advisors
Maxim Stock Index Portfolio

Following is additional information about the sub-adviser:

BNY Investment Advisors ("BNY") is a separately identifiable division of The Bank of New York, a New York State chartered bank, and is registered as an investment adviser under the Investment Advisors Act of 1940. BNY's principal business address is One Wall Street, New York, New York 10286. BNY began management of the Maxim Stock Index Portfolio on April 1, 2003.


                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

Investing in the Portfolios
Shares of the Portfolios are not for sale directly to the public. Currently, the Portfolios' shares are sold only to separate accounts of GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company to fund benefits under certain variable annuity contracts, variable life insurance policies and to participants in connection with qualified retirement plans. In the future, shares of the Portfolios may be used to fund other variable contracts offered by Great-West, or its affiliates, or other unrelated insurance companies. For information concerning your rights under a specific variable contract, please refer to the applicable prospectus and/or disclosure documents for that contract.

Pricing Shares
The transaction price for buying, selling, or exchanging a Portfolio's shares is the net asset value of that Portfolio. Each Portfolio's net asset value is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open (generally 4:00 p.m. Eastern Time). If the NYSE closes at any other time, or if an emergency exists, the time at which the net asset value is calculated may differ. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is closed, the value of the Portfolio's assets may be affected on days when the Fund is not open for business. In addition, trading in some of a Portfolio's assets may not occur on days when the Fund is open for business. Your share price will be the next net asset value calculated after we receive your order in good form.

The net asset value of the Maxim Money Market Portfolio is determined by using the amortized cost method of valuation. Net asset value for the other Portfolios is based on the market value of the securities in the Portfolio. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. If market prices are not available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors of the Fund believes accurately reflects fair value. If a Portfolio holds securities listed primarily on exchanges (for example, a foreign exchange) that trade on days when a Portfolio does not price its shares, the value of your shares may change on days that you cannot buy or sell shares.

We determine net asset value by dividing net assets of the Portfolio (the value of its investments, cash, and other assets minus its liabilities) by the number of the Portfolio's outstanding shares.

Purchasing and Redeeming Shares
Variable contract owners or Qualified Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. Insurance company separate accounts place orders to purchase and redeem shares of each Portfolio based on allocation instructions received from variable contract owners. Similarly, Qualified Plan sponsors and administrators purchase and redeem Portfolio shares based on orders received from participants. Qualified Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Qualified Plan. Participants should contact their Qualified Plan sponsor or administrator for information concerning the appropriate procedure for investing in the Fund.

Due to differences in tax treatment or other considerations, material irreconcilable conflicts may arise between the interests of variable annuity contract owners, variable life insurance policy owners and Qualified Plans that invest in the Fund. The Board of Directors will monitor each Portfolio for any material conflicts that may arise and will determine what action should be taken.

Exchanging Shares
This section is only applicable to participants in Qualified Plans that purchase shares of the Fund outside a variable annuity contract.

An exchange involves selling all or a portion of the shares of one Portfolio and purchasing shares of another Portfolio. There are no sales charges or distribution fees for an exchange. The exchange will occur at the next net asset value calculated for the two Portfolios after the exchange request is received in proper form. Before exchanging into a Portfolio, read its prospectus.

Please note the following policies governing exchanges:

o You can request an exchange in writing or by telephone.
o Written requests should be submitted to:
         8515 East Orchard Road
         Greenwood Village, CO 80111.
o The form should be signed by the account owner(s) and include the following information:
  (1)  the name of the account;
  (2)  the account number;
  (3)  the name of the Portfolio from which  the shares are to be sold;
  (4)  the dollar amount or number of shares to be exchanged;
  (5)  the name of the Portfolio(s) in which new shares will be purchased; and
  (6) the signature(s) of the person(s) authorized to effect exchanges in the account.
o You can request an exchange by telephoning 1-800-537-2033.
o A Portfolio may refuse exchange purchases by any person or group if, in MCM's judgment, the Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Other Information
o We may modify, suspend or terminate at any time the policies and procedures to request an exchange of shares of the Portfolios by telephone.
o If an account has more than one owner of record, we may rely on the instructions of any one owner.
o Each account owner has telephone transaction privileges unless we receive cancellation instructions from an account owner. o We will not be responsible for losses or expenses arising from unauthorized telephone transactions, as long as we use reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine, including requiring various forms of personal identification such as name, mailing address, personal identification numbers (PINs) or other information.

All telephone calls will be recorded.

During periods of unusual market activity, severe weather, or other unusual, extreme, or emergency conditions, you may not be able to complete a telephone transaction and should consider placing your order by mail.

Dividends and Capital Gains Distributions
Each Portfolio earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Portfolio also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.

o The Maxim Money Market Portfolio ordinarily declares dividends from net investment income daily and distributes dividends monthly.
o The Maxim Bond and Maxim U.S. Government Securities Portfolios ordinarily distribute dividends from net investment income quarterly.
o The Maxim Stock Index Portfolio ordinarily distributes dividends semi-annually.
o All of the Portfolios generally distribute capital gains, at least once annually.

Tax Consequences
The Portfolios are not currently separate taxable entities. It is possible a Portfolio could lose this favorable tax treatment if it does not meet certain requirements of the Internal Revenue Code of 1986, as amended. If it does not meet those tax requirements and becomes a taxable entity, the Portfolio would be required to pay taxes on income and capital gains. This would affect your investment because your return would be reduced by the taxes paid by the Portfolio.

Tax consequences of your investment in any one of the Portfolios depend on the provisions of the variable contract through which you invest in the Fund or the terms of your qualified retirement plan. For more information, please refer to the applicable prospectus and/or disclosure documents for that contract.

Effect of Foreign Taxes. Dividends and interest received by the Portfolios on foreign securities may be subject to withholding and other taxes imposed by foreign governments. These taxes will generally reduce the amount of distributions on foreign securities.

Annual and Semi-Annual Shareholder Reports
The fiscal year of the Fund ends on December 31 of each year. Twice a year shareholders of each Portfolio will receive a report containing a summary of the Fund's performance and other information.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial history for the past five years, or, if shorter, the period of each Portfolio's operations. Certain information reflects financial results for a single Portfolio share. Total returns in the following tables represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by Deloitte & Touche LLP, independent auditors, whose reports, along with the Fund's financial statements, are included in the Fund's Annual Report. A free copy of the Annual Report is available upon request by calling 1-800-537-2033.

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MAXIM SERIES FUND, INC.
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MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
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FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
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---------------------------------------------------------------------------------------------------------------------------
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Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                    2002            2001           2000            1999           1998
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $      1.0005  $       1.0005  $      1.0005  $       1.0005  $      1.0007
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                 0.0139          0.0373         0.0590          0.0471         0.0505
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                                  (0.0002)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations               0.0139          0.0373         0.0590          0.0471         0.0503
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                           (0.0139)        (0.0373)       (0.0590)        (0.0471)       (0.0505)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From tax return of capital                           (0.0005)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.0144)        (0.0373)       (0.0590)        (0.0471)       (0.0505)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $      1.0000  $       1.0005  $      1.0005  $       1.0005  $      1.0005
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
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---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           1.40%           3.80%          6.07%           4.81%          5.15%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $     940,085  $      914,544  $     718,264  $      722,697  $     619,417
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.46%           0.46%          0.46%           0.46%          0.46%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                1.38%           3.62%          5.93%           4.73%          5.05%
---------------------------------------------------------------------------------------------------------------------------



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MAXIM SERIES FUND, INC.
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BOND PORTFOLIO
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FINANCIAL HIGHLIGHTS
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---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   11.62  $        11.50  $       11.42  $        12.17  $       12.12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.19            0.64           0.79            0.71           0.74
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.41            0.15           0.05           (0.75)          0.05
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Investment Operations                              0.60            0.79           0.84           (0.04)          0.79
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)          (0.67)         (0.76)          (0.71)         (0.74)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.19)          (0.67)         (0.76)          (0.71)         (0.74)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         12.03  $        11.62  $       11.50  $        11.42  $       12.17
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============
                                                        0.00
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           9.07%           7.09%          7.55%          (0.27%)         6.65%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                      47,298  $       62,363  $      59,053  $       70,256  $      76,100
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                5.12%           5.66%          6.63%           6.03%          6.00%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              101.07%         124.35%         84.08%          67.43%         42.50%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                  2002 ~         2001 ~         2000 ~         1999 ~         1998 ~
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $       27.37  $       33.58  $       40.44  $       35.82  $       29.47
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.14           0.21           0.23           0.27           0.28
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)               (6.23)         (4.20)         (3.35)          6.68           7.54
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Investment Operations                             (6.09)         (3.99)         (3.12)          6.95           7.82
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net investment income                            (0.14)         (0.21)         (0.23)         (0.27)         (0.28)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
From net realized gains                               (1.89)         (2.01)         (3.51)         (2.06)         (1.19)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (2.03)         (2.22)         (3.74)         (2.33)         (1.47)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $       19.25  $       27.37  $       33.58  $       40.44  $       35.82
------------------------------------------------============---============---============---============---============
------------------------------------------------============---============---============---============---============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return                                        (21.94%)       (11.63%)        (7.94%)        19.73%         26.79%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)              $     627,394  $     864,986  $   1,027,978  $   1,166,072  $   1,029,722
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets               0.60%          0.60%          0.60%          0.60%          0.60%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    Average Net Assets                                0.97%          0.70%          0.60%          0.71%          0.87%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              19.52%         11.46%         15.71%         10.69%         12.91%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                             Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                   2002 ~          2001 ~         2000 ~          1999 ~         1998 ~
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $       11.00  $        10.87  $       10.46  $        11.05  $       10.92
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.19            0.60           0.68            0.63           0.65
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                 0.43            0.15           0.40           (0.60)          0.12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Income From Investment Operations                 0.62            0.75           1.08            0.03           0.77
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
From net investment income                             (0.19)          (0.62)         (0.67)          (0.62)         (0.64)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.19)          (0.62)         (0.67)          (0.62)         (0.64)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $       11.43  $        11.00  $       10.87  $        10.46  $       11.05
-------------------------------------------------============---=============---============---=============---============
-------------------------------------------------============---=============---============---=============---============

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return                                           9.81%           7.07%         10.58%           0.30%          7.24%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)               $      82,835  $       93,613  $      84,688  $       76,592  $      78,875
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                0.60%           0.60%          0.60%           0.60%          0.60%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
     Average Net Assets                                5.25%           5.65%          6.44%           5.83%          5.91%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               91.64%          66.47%         32.95%          51.82%         56.64%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.
---------------------------------------------------------------------------------------------------------------------------


                             ADDITIONAL INFORMATION

This Prospectus is intended for use in connection with variable insurance products, tax-deferred arrangements, or similar arrangements. The Statement of Additional Information ("SAI") contains more details about the investment policies and techniques of the Portfolios. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically contained within this Prospectus.

Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year.

For a free copy of the SAI or annual or semi-annual reports or to request other information or ask questions about the Fund, call 1-800-537-2033.

The SAI and the annual and semi-annual reports are available on the EDGAR Database on the SEC's Internet Web site (http://www.sec.gov). You can also obtain copies of this information, upon paying a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. You can also review and copy information about the Portfolios, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

INVESTMENT COMPANY ACT OF 1940, FILE NUMBER, 811-3364.

























                         This Prospectus should be read
                       and retained for future reference.